Accounting Developments (Policies)	9 Months Ended
Sep. 30, 2012
Accounting Standards Update 2011-04 [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
New Accounting Pronouncement Or Change In Accounting Principle Name	Fair value measurements
New Accounting Pronouncement Or Change In Accounting Principle Description	In May 2011, the FASB issued updated guidance on fair value measurement and disclosure requirements. The requirements do not extend the use of fair value accounting, but provide guidance on how it should be applied where its use is already required or permitted by other standards within US GAAP. The update will supersede most of the FASB ASC guidance for fair value measurements, although many of the changes are clarifications of existing guidance or wording changes. The adoption of the updated guidance on January 1, 2012 had no impact on the Company’s financial statements.
Accounting Standards Update 2011-05 [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
New Accounting Pronouncement Or Change In Accounting Principle Name	Presentation of comprehensive income
New Accounting Pronouncement Or Change In Accounting Principle Description	In June 2011, the FASB issued guidance for disclosures about comprehensive income. The guidance is intended to increase the prominence of other comprehensive income in financial statements. The main provisions of the guidance provide that an entity that reports items of other comprehensive income has the option to present comprehensive income in either one statement or two consecutive statements. The Company adopted the two consecutive statement approach on January 1, 2012. Except for presentation changes, the adoption had no impact on the Company’s financial statements.
Accounting Standards Update 2011-08 [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
New Accounting Pronouncement Or Change In Accounting Principle Name	Goodwill impairment testing
New Accounting Pronouncement Or Change In Accounting Principle Description	In September 2011, the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“the Codification” or “ASC”) guidance was issued which simplifies how an entity tests goodwill for impairment. The guidance allows both public and nonpublic entities an option to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. Under that option, an entity no longer would be required to calculate the fair value of a reporting unit unless the entity determines, based on that qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. The adoption of the updated guidance on January 1, 2012 had no impact on the Company’s financial statements.